Called up share capital and other equity instruments - Called up share capital and share premium (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Reconciliation of Issued Capital [Roll Forward]
Issued capital at beginning of period	$ 10,180
Shares issued under HSBC employee share plans	478	$ 450	$ 500
Shares issued in lieu of dividends	2,687	1,494	3,206
Issued capital at end of period	10,319	10,180
Share premium account	13,959	13,609
Total equity	$ 192,668	$ 194,249	$ 197,871	$ 196,224	$ 182,578
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	$ 0.50
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)	20,360,841,496	20,320,716,258
Shares issued under HSBC employee share plans (in shares)	71,588,032	83,740,460
Shares issued in lieu of dividends (in shares)	341,872,011	166,850,869
Less: Shares repurchased and cancelled (in shares)	(135,776,994)	(210,466,091)
Number of shares outstanding ending balance (in shares)	20,638,524,545	20,360,841,496	20,320,716,258
Reconciliation of Issued Capital [Roll Forward]
Issued capital at beginning of period	$ 10,180	$ 10,160
Shares issued under HSBC employee share plans	36	42
Shares issued in lieu of dividends	171	83
Less: Shares repurchased and cancelled	(68)	(105)
Issued capital at end of period	$ 10,319	$ 10,180	$ 10,160
Preference shares
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	$ 0.01
Other equity instruments interest rate	6.20%
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)	1,450,000	1,450,000
Number of shares outstanding ending balance (in shares)	1,450,000	1,450,000	1,450,000
Reconciliation of Issued Capital [Roll Forward]
Issued capital at beginning of period	$ 0	$ 0
Issued capital at end of period	0	0	$ 0
Called up share capital and share premium
Reconciliation of Issued Capital [Roll Forward]
Total equity	$ 24,278	$ 23,789	$ 20,337	20,337	22,715
Treasury shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)	379,926,645	360,590,019
Number of shares outstanding ending balance (in shares)	432,108,782	379,926,645	360,590,019
HSBC Holdings
Reconciliation of Issued Capital [Roll Forward]
Issued capital at beginning of period	$ 10,180
Shares issued under HSBC employee share plans			$ (2)
Shares issued in lieu of dividends	2,687	$ 1,494	3,205
Issued capital at end of period	10,319	10,180
Share premium account	13,959	13,609
Total equity	$ 145,044	$ 147,353	$ 103,787	$ 104,677	$ 104,858
HSBC Holdings | Treasury shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)	326,503,319	326,843,840
Number of shares outstanding ending balance (in shares)	326,191,804	326,503,319	326,843,840
Reconciliation of Issued Capital [Roll Forward]
Total equity	$ 2,543	$ 2,546	$ 2,542
Number of shares outstanding, buyback program (in shares)	325,273,407